Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of warrant liability [abstract]
Summary of changes in fair value of warrant liabilities	These Private Warrants and Founder Warrants also classified as Level 2 liabilities as of December 31, 2023.

				(Unit: USD, Share)
	Number of	Number of	Number of	Fair value of
	Public	Private	Founder	warrant
	warrants	warrants	warrants	liability
At date of acquisition (15 November 2023)	11,499,990	11,950,000	1,779,368	1,513,762
Change in fair value	—	—	—	504,587
Balance at 31 December 2023	11,499,990	11,950,000	1,779,368	2,018,349